STATUTORY RESERVES AND RESTRICTED NET ASSETS - Condensed balance sheets of the parent company (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Nov. 29, 2019 shares	Dec. 31, 2018 CNY (¥)	Dec. 28, 2018 $ / shares shares	Jul. 06, 2018 $ / shares shares
Current assets:
Cash and cash equivalents	¥ 20,446,104	$ 3,208,440	¥ 40,969,979	$ 6,429,084	¥ 24,319,332		¥ 9,115,649
Short-term Investments	29,402,661	4,613,919	15,688,321
Amounts due from related parties	591,342	92,794	484,349
Prepayments, receivables and other assets	3,129,950	491,158	4,677,378
Non-current assets:
Long-term investments, net	17,038,171	2,673,661	3,140,315
TOTAL ASSETS	100,318,865	15,742,220	104,295,536
Current liabilities
Accrued expenses and other current liabilities	3,451,197	541,567	2,950,078
TOTAL LIABILITIES	33,263,372	5,219,749	37,503,020
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary Shares (US$0.00002 par value; 25,000,000,000 ordinary shares authorized, comprising of 23,614,698,720 Class A ordinary shares, 885,301,280 Class B ordinary shares and 500,000,000 shares each of such classes to be designated, 2,666,966,855 and 2,705,911,235 Class A ordinary shares issued and outstanding as of December 31, 2020 and 2021; 885,301,280 Class B ordinary shares issued and outstanding as of December 31, 2020 and 2021)	489	77	482
Additional paid-in capital	78,972,169	12,392,457	77,433,882
Accumulated other comprehensive loss	(2,639,723)	(414,230)	(1,834,087)
Accumulated deficit	(9,842,846)	(1,544,557)	(9,227,664)
Total KE Holdings Inc. shareholders' equity	66,973,976	10,509,679	66,765,447
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 100,318,865	$ 15,742,220	¥ 104,295,536
Ordinary Shares, par value | $ / shares		$ 0.00002		$ 0.00002					$ 0.00002
Ordinary Shares, shares authorized | shares	25,000,000,000	25,000,000,000	25,000,000,000	25,000,000,000					2,500,000,000
Class A Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary Shares, par value | $ / shares								$ 0.00002
Ordinary Shares, shares authorized | shares	23,614,698,720	23,614,698,720	23,614,698,720	23,614,698,720		20,500,000,000		21,250,000,000
Ordinary Shares, shares issued | shares	2,705,911,235	2,705,911,235	2,666,966,855	2,666,966,855
Ordinary Shares, shares outstanding | shares	2,705,911,235	2,705,911,235	2,666,966,855	2,666,966,855
Class B Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary Shares, par value | $ / shares								$ 0.00002
Ordinary Shares, shares authorized | shares	885,301,280	885,301,280	885,301,280	885,301,280				1,250,000,000
Ordinary Shares, shares issued | shares	885,301,280	885,301,280	885,301,280	885,301,280
Ordinary Shares, shares outstanding | shares	885,301,280	885,301,280	885,301,280	885,301,280
Ordinary shares to be designated
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary Shares, shares authorized | shares	500,000,000	500,000,000	500,000,000	500,000,000
Parent
Current assets:
Cash and cash equivalents	¥ 55,235		¥ 3,261,585
Short-term Investments	81,906		3,903,368
Amounts due from related parties			34,414
Amounts due from subsidiaries and VIEs	1,997,867		2,618,824
Prepayments, receivables and other assets	55,320		20,468
Non-current assets:
Investment in subsidiaries and VIEs	62,289,064		57,035,601
Long-term investments, net	2,527,253
TOTAL ASSETS	67,006,645		66,874,260
Current liabilities
Accrued expenses and other current liabilities	32,669		108,813
TOTAL LIABILITIES	32,669		108,813
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary Shares (US$0.00002 par value; 25,000,000,000 ordinary shares authorized, comprising of 23,614,698,720 Class A ordinary shares, 885,301,280 Class B ordinary shares and 500,000,000 shares each of such classes to be designated, 2,666,966,855 and 2,705,911,235 Class A ordinary shares issued and outstanding as of December 31, 2020 and 2021; 885,301,280 Class B ordinary shares issued and outstanding as of December 31, 2020 and 2021)	489		482
Additional paid-in capital	78,972,169		77,433,882
Accumulated other comprehensive loss	(2,639,723)		(1,834,087)
Accumulated deficit	(9,358,959)		(8,834,830)
Total KE Holdings Inc. shareholders' equity	66,973,976		66,765,447
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 67,006,645		¥ 66,874,260
Ordinary Shares, shares authorized | shares	25,000,000,000	25,000,000,000	25,000,000,000	25,000,000,000	25,000,000,000
Parent | Class A Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary Shares, shares authorized | shares	23,614,698,720	23,614,698,720	23,614,698,720	23,614,698,720	23,614,698,720
Ordinary Shares, shares issued | shares			2,705,911,235	2,705,911,235	2,666,966,855
Ordinary Shares, shares outstanding | shares	2,705,911,235	2,705,911,235	2,666,966,855	2,666,966,855	584,865,410
Parent | Class B Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary Shares, shares authorized | shares	885,301,280	885,301,280	885,301,280	885,301,280	885,301,280
Ordinary Shares, shares issued | shares	885,301,280	885,301,280	885,301,280	885,301,280
Ordinary Shares, shares outstanding | shares	885,301,280	885,301,280	885,301,280	885,301,280